Accounting principles (Policies)	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Basis for preparation
2.1 Basis for preparation
The Consolidated Financial Statements of Cellectis as of and for the year ended December 31, 2019 were approved by our Board of Directors on March 4, 2020.
Our Consolidated Financial Statements are presented in U.S. dollars. See Note 2.4.
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and in
accordance
with IFRS as endorsed by the European Union.
The Consolidated Financial Statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with IFRS.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The significant accounting methods used to prepare the Consolidated Financial Statements are described below.
Application of new or amended standards or new amendments
The following pronouncements and related amendments have been adopted by us from January 1, 2019 but had no significant impact on the Consolidated Financial Statements:

•	Amendment to IFRS 9 “Financial Instruments – Prepayment Features with Negative Compensation” (applicable for periods beginning after January 1, 2019)

•	IFRIC 23 “Uncertainty over Income Tax Treatments” (applicable for periods beginning after January 1, 2019)

•	Amendment to IAS 28 “Long-term Interests in Associates and Joint Ventures” (applicable for periods beginning after January 1, 2019)

•	Amendment to IAS 19 “Plan Amendment, Curtailment or Settlement” (applicable for periods beginning after January 1, 2019)

•	Annual Improvements to IFRSs 2015–2017 Cycle (Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23, applicable for periods beginning after January 1, 2019)
Standards, interpretations and amendments issued but not yet effective
The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2020. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows.

•	Amendments to References to the Conceptual Framework in IFRS Standards (Effective for the accounting periods as of January 1, 2020)

•	Amendment to IFRS 3 “Business Combinations” (Effective for the accounting periods as of January 1, 2020 and not yet adopted by the European Union)

•	Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors” (Effective for the accounting periods as of January 1, 2020)

•
Amendements to IFRS 9 “Financial instruments”, IAS 39 “Financial instruments: Recognition and Measurement” et IFRS 7 “Financial instruments: Disclosures” (Effective for the accounting periods as of January 1, 2020) - Interest Rate Benchmark Reform

•	IFRS 17 “Insurance Contracts” (applicable for periods beginning after January 1, 2021 and not yet adopted by the European Union)

IFRS16 application
2.2 IFRS16 application
Since January 1, 2019, Cellectis has applied the new standard IFRS 16 “Leases”.
Under this standard, a financial asset and a financial liability are recognized for Group leases that meet the standard’s criteria.
The financial statements for prior periods have not been restated in accordance with the transition options of IFRS 16 elected by the Group since Cellectis has applied the modified retrospective approach.
The Group uses the two capitalization exemptions provided by the standard:

•	lease contracts with a duration of less than 12 months ; and

•	lease contracts for which the underlying asset has a low value, which has been defined by the Group to be below $5,000.
The Group has also applied the following practical expedients at the transition date:

•	exclusion of initial direct costs from the measurement of the right-of-use asset at the date of initial application;

•	accounting for leases for which the lease term ends within 12 months of the date of initial application as short-term leases i.e. accounting for leases expenses in Profit and loss account; and

•
the carrying amount of the
right-of-use
asset and the lease liability at the date of initial application is the carrying amount of the lease asset and lease liability immediately before the date measured applying IAS 17.

The following discount rates have been applied:

•
building rental in Paris, France (discounting rate 2%), building rental in Roseville, Minnesota, USA and Raleigh, North Carolina, USA (discounting rate of 8%), building rental in New York, New York, USA (discounting rate of 4.4%), and equipment rental (discounting rate 1%).

The main changes introduced by IFRS 16 are the following:
Capitalization of the
right-of-use
assets for real-estate lease contracts:
Identified lease contracts mainly concern Cellectis’ Headquarters and R&D buildings in Paris, New York and Raleigh, North Carolina, USA and Calyxt’s Headquarters and its production and storage areas in Roseville, Minnesota, USA.
For purposes of IFRS 16, the lease term reflects the Group’s reasonable expectation of the period during which the underlying asset will be used.
The discount rate used to calculate the lease debt has been determined, for each portfolio of assets, according to the incremental borrowing rate at the transition date.
The sale and lease-back agreement entered into by Calyxt in the third quarter of 2017 has a defined lease term and was classified as an operating lease agreement under IAS 17. According to IFRS 16, this lease receives the standard accounting treatment for operating leases existing at the date of initial application and the value of the right-of-use
asset is adjusted for the amount of the net deferred losses recognized in the statement of financial position immediately before the date of initial application, which was $1.8 million.
Accounting for the other assets leases:
The main lease contracts identified correspond to office and laboratory equipment.

The cumulative effect of initially applying IFRS 16 has been recognized as an adjustment to the opening balance sheet at the date of initial application, January 1, 2019, as presented in the table below:

	January 1, 2019 as presented	IFRS 16 restatement	January 1, 2019 as restated
ASSETS
Non-current assets
Intangible assets	1,268		1,268
Property, plant, and equipment	10,041	(1,309)	8,732
Right-of-use assets	—	37,569	37,569
Other non-current financial assets	1,891		1,891

Total non-current assets	13,199	36,260	49,460
Current assets
Inventories	275		275
Trade receivables	2,971		2,971
Subsidies receivables	17,173		17,173
Other current assets	15,333	(2,139)	13,194
Current financial assets	388		388
Cash and cash equivalents	451,501		451,501

Total current assets	487,641	(2,139)	485,502

TOTAL ASSETS	500,840	34,121	534,961

LIABILITIES
Shareholders’ equity
Share capital	2,765		2,765
Premiums related to the share capital	828,525		828,525
Treasury share reserve	—		—
Currency translation adjustment	(16,668)		(16,668)
Retained earnings (deficit)	(326,628)		(326,628)
Net income (loss)	(78,693)		(78,693)

Total shareholders’ equity - Group Share	409,301		409,301
Non-controlling interests	40,970		40,970

Total shareholders’ equity	450,272		450,272
Non-current liabilities
Non-current lease debts	1,018	31,720	32,737
Non-current provisions	2,681	(639)	2,042

Total non-current liabilities	3,699	31,081	34,779

Current liabilities
Current lease debts	333	3,743	4,076
Trade payables	15,883		15,883
Deferred revenues and contract liabilities	20,754	(299)	20,454
Current provisions	1,530	(403)	1,127
Other current liabilities	8,369		8,369

Total current liabilities	46,869	3,041	49,910

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	500,840	34,121	534,961

The rental charges relating to these leases – i.e. $4.0 million for the year ended December 31, 2019 – are replaced with the recognition of an amortization expense of $4.6 million and a financial expense of $2.6 million. The rental charges relating to short-term and low-value
leases remain classified as leases expenses and are considered not significant.

In the statement of cash flows,

•
rent paid on leases that meet the criteria of IFRS 16 are classified within financing activities as principal portion and interest payment on the lease debt, which was $3.4 million for the year ended December 31, 2019; and

•	short-term lease payments, payments for leases of low-value assets and variable lease payments not included in the measurement of the lease liability remain classified within operating activities.

The table below explains the differences between Operating lease commitments disclosed under IAS 17 as of December 31, 2018, discounted using the incremental borrowing rate at the date of initial application, and Lease liabilities recognized in the statement of financial position at the date of initial application.
Operating lease commitments disclosed under IAS 17 as of December 31, 2018 (in thousands):

Sale and lease-back agreement	$31,668
Facility lease agreements	$28,230
Total	$59,898

-Discounting impact & assumption changes	$(18,966)
-Facility lease termination	$(4,220)
-Other	$101

Total lease debt	$36,813
Use of judgment, estimates and assumptions:
The application of IFRS 16 “Leases” requires the Group to make assumptions and estimates in order to determine the value of the right-of-use
assets and the lease debt, which mainly relates to the incremental borrowing rate for real estate and other lease contracts. The Group also exercises its judgement as to whether or not to qualify renewal options as reasonably certain.

Currency of the financial statements
2.3 Currency of the financial statements
The Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro.
All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.
The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Currency Translation Adjustments” in the Consolidated Statements of Changes in Shareholders’ Equity.

Basis of consolidation
2.4 Basis of consolidation
Accounting policy
We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee, and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.
To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.
In order to ascertain control, potential voting rights which are substantial are taken into consideration.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full consolidation.

Consolidated entities
For the year ended December 31, 2019, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc., Cellectis Biologics Inc., which was incorporated on January 18, 2019, and Calyxt, Inc.
As of December 31, 2019, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc., and approximately 68.9% of Calyxt’s outstanding shares of common stock. As of December 31, 2018, Cellectis S.A. owned 100% of Cellectis, Inc. and approximately 69.5% of Calyxt’s outstanding shares of common stock.
Until July 25, 2017, Cellectis S.A. fully owned Calyxt, Inc. On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8,050,000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO. On May 22, 2018, Calyxt Inc completed a follow-on
offering of its common stock. Calyxt Inc sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share, including 457,500 shares of common stock pursuant to the exercise of the underwriters’ option to purchase additional shares. In the aggregate, Calyxt Inc received net proceeds from the follow-on
offering and exercise of the overallotment option of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on
offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million, the proceeds of which are included in the net proceeds of approximately $57.0 million.
Non-controlling
interests
Non-controlling
shareholders hold a 31.1% interest in Calyxt Inc. as of December 31, 2019 and a 30.5% interest in Calyxt Inc as of December 31, 2018. These non-controlling
interests were generated during the initial public offering of Calyxt Inc and a follow-on
offering as described above, as well as through vesting and exercises of equity awards.

Foreign currency
2.5 Foreign currency
Foreign currency transactions and balances
Significant transactions in foreign currencies are translated into the respective functional currencies at the exchange rates effective at the transaction dates, otherwise the average rate of the previous month is used for non-significant
transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate effective at the period end date.
The resulting exchange gains or losses are recorded in the consolidated statements of operations in financial gain (loss).
Foreign currency translation
The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the period end exchange rate. The income and expenses of foreign operations are translated into euros using the average exchange rate for the reporting period.
Gains and losses arising from currency translation are recognized in other comprehensive loss.
Consolidated financial statements are then converted into dollars using the method described in Note 2.4.

The difference in effect of exchange rate changes on cash and cash equivalents between the statements of consolidated operations and consolidated cash flows is mainly explained by the following elements:

•	the differential between the average exchange rate and the period end rates applied to the cash flows of the period;

•	the differential between the opening exchange rates and the period end exchanges rate applied on our opening cash and cash equivalents balance denominated in dollars; and

•	the foreign exchange rate impact of the conversion of the financial statements of our US subsidiaries.

Use of judgment, estimates and assumptions
2.6 Use of judgment, estimates and assumptions
The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including the disclosure of contingent liabilities. Actual amounts may differ from those estimates.
The Group’s exposure to risks and uncertainties is disclosed in Note 8.3: Financial instruments risk management and policies.
Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the period end date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

•	Revenue recognition – Note 3.1

•	Share-based payments – Note 16

•	Provisions for risks and charges – Note 18

•	Right-of-use assets – Note 6

Revenues and other income
3.1 Revenues and other income
Accounting policies
Collaboration agreements and licenses
Under IFRS 15, “Revenue from contracts with customers”, revenue is recognized when Cellectis satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and or/ services) to a customer, i.e. when the customer obtains control of these goods or services.

We have entered into certain research and development collaboration agreements that consist of the licensing of rights to technology, research and development programs, research and development cost reimbursements and royalties. We have analyzed the agreements to identify the separate performance obligations.
These collaboration agreements may generate cash flows through non-refundable
upfront payments related to the licensing of rights to technology and research and development programs, milestone payments research and development cost reimbursements and royalties. Licensing of rights to technology pursuant to non-cancelable,
non-refundable
fixed and upfront fee arrangements are recognized when such technology is delivered to the co-contracting
party and our exclusive rights to access the technology have stopped.
Up-front
payments for research and development programs are deferred as a contract liability and recognized when the performance obligation is satisfied, as the customer receives the benefits of the services. When a specific research and development program is put on hold, as agreed by our customer as part of a joint executive committee decision, the revenue recognition continues to be deferred until research and development efforts resume. If the joint decision is to abandon the project, deferred revenue is fully recognized.
Research and development costs reimbursements are recognized on a time and material basis over the length of the specific research and development project.
Milestone payments represent variable consideration, the receipt of which is dependent upon the achievement of certain scientific, regulatory, or commercial milestones. Such payments are considered variable consideration. We recognize milestone payments when it is highly probable that any revenue recognized will not be subsequently reversed. This includes consideration of whether the performance obligation is achieved and may be when the triggering event has occurred, depending on the nature of the triggering event, there are no further contingencies or services to be provided with respect to that event, and the co-contracting
party has no right to require refund of payment. The triggering event may be scientific results achieved by us or another party to the arrangement, regulatory approvals, or the marketing of products developed under the arrangement.
Royalty revenues arise from our contractual entitlement to receive a percentage of product sales achieved by co-contracting
parties under our license arrangements. As we have no products approved for sale, we have not received any royalty revenue to date. Royalty revenues, if earned, will be recognized at the later of when (1) the subsequent sale or usage occurs; and (2) the performance obligation to which the sales-based or usage-based royalties relates has been satisfied.
In addition, we license our technology to other third parties and revenues are recognized ratably over the period of the license agreements.
Sales of products and services
Revenues on sales of products are recognized once the control over the delivered products is transferred to the customer. Sales include shipping and handling charges if billed to the customer and are reported net of trade promotion and other costs, including estimated allowances for returns, unsalable product and prompt pay discounts. Sales, use, value-added and other excise taxes are not recognized in revenue. Trade promotions are recorded based on estimated participation and performance levels for offered programs at the time of sale. We generally do not allow a right of return.
We also offer research services, which revenue is recognized over time, as the customer receives the benefits of the services.
Research Tax Credit
The main Research Tax Credit from which we benefit is the
Crédit d’Impôt Recherche,
or “CIR”, which is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is repaid in cash to the entity by the authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/middle size company, immediate payment of the Research Tax Credit can be requested. Cellectis S.A. meets such criteria.
We apply for CIR for research expenditures incurred in each fiscal year and recognize the amount claimed in the line item “Other income” in the same fiscal year. Research tax credit is subject to audit of tax authorities. When tax authorities’ payment related to CIR is late, default interests are applied and are recognized in “other income”.

Operating expenses
3.2 Operating expenses
Accounting policies
Prior to 2019, cost of goods sold represented immaterial costs associated with Calyxt’s out-licensing
activities. Costs Calyxt incurred associated with the purchasing, storing transporting and processing grain, net of proceeds of seed sales (Grain Costs), were expensed to R&D. Beginning in the first quarter of 2019, Calyxt began to capitalize all grain and seed costs into inventory. Grain and risk management costs, net of the benefit from Calyxt’s seed activity, are capitalized to inventory and relieved to cost of goods sold as the high oleic soybean oil and soybean meal is sold. Any valuation adjustments to inventory are recognized as incurred. Cost of goods sold also includes crush and refining losses that are expensed as incurred since they do not add to the value of the finished products.
Royalty expenses correspond to costs from license agreements that we entered into to obtain access to technology that we use in our product development efforts. Depending on the contractual provisions, expenses are based either on a percentage of revenue generated by using the patents based on fixed annual royalties or conditioned by milestones.
Research and development expenses include employee-related costs, laboratory consumables, materials supplies and facility costs, as well as fees paid to non-employees
and entities to conduct research and development activities on our behalf. They also include expenses associated with obtaining patents. The costs associated with manufacturing of product candidates are recorded depending on the use of the material. If products are not intended to be used in clinical studies, we recognize the expense when the product is delivered. If they are intended to be used for clinical studies, the expense is recognized when the certificate of compliance is obtained.
Selling, general and administrative expenses consist primarily of employee-related expenses for executive, business development, intellectual property, finance, legal and human resource functions. Administrative expenses also include facility-related costs and service fees, other professional services, recruiting fees and expenses associated with maintaining patents.
We classify a portion of personnel and other costs related to information technology, human resources, business development, legal, intellectual property and general management in research and development expenses based on the time that each employee or person spent contributing to research and development activities versus sales, general and administrative activities.

Financial income and expenses
3.3 Financial income and expenses
Accounting policies
Financial income and financial expense include, in particular, the following:

•	Interest income from savings accounts and fixed term bank deposits;

•	Interest expense from leases;

•	Foreign exchange gain (loss) from transactions in foreign currencies; and

•	Other financial income and expenses, mainly derived from fair value adjustments related to our financial assets and derivative instruments.

Income tax
3.4 Income tax
Accounting policies
Income tax (expense or income) comprises current tax expense (income) and deferred tax expense (income).
Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of assets and liabilities. Tax losses that can be carried forward or backward may also be recognized as deferred tax assets. Tax rates that have been enacted as of the closing date are utilized to determine deferred tax. Deferred tax assets are recognized only to the extent that it is likely that future profits will be sufficient to recover them. We have not recorded deferred tax assets or liabilities in the statements of financial position.

Reportable segments
3.5 Reportable segments
Accounting policies
Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.
Cellectis’ CODM is composed of:

•	The Chairman and Chief Executive Officer;

•	The Chief Operating Officer (through July 24, 2019);

•	The Executive Vice President Technical Operation (beginning July 22, 2019);

•	The Executive Vice President Strategic Initiatives;

•	The Executive Vice President Global Quality (beginning July 22, 2019);

•	The Chief Scientific Officer;

•	The Chief Financial Officer;

•	The General Counsel;

•	The VP Corporate Development (beginning November, 2019); and

•	The Chief Regulatory & Compliance Officer.

We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•
Therapeutics:
This segment is focused on the development (i) of products in the field of immuno-oncology and (ii) of novel therapies outside immuno-oncology to treat other human diseases. This approach is based on our gene editing and Chimeric Antigen Receptors (“CARs”) technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•
Plants:
This segment is focused on the development of products focused on delivering plant-based solutions that are helathy and sustainable. It corresponds to the activity of our U.S.-based majority-owned subsidiary, Calyxt, Inc., which is currently based in Roseville, Minnesota.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.
With respect to corporate general and administrative expenses, Cellectis S.A. has provided Calyxt, Inc. with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology under a Management Services Agreement. As of December 31, 2019, Calyxt has internalized nearly all of the services previously provided by Cellectis under this agreement. Under the Management Services Agreement, Cellectis S.A. charges Calyxt, Inc. in euros at cost plus a mark-up
ranging between zero to 10%, depending on the nature of the service. Amounts due to Cellectis S.A. pursuant to inter-segment transactions bear interest at a rate of the
12-month
Euribor plus 5% per annum.
The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.
Information related to each reportable segment is set out below. Segment revenues and other income, Research and development expenses, Selling, general and administrative expenses, and Cost of revenue and other operating income and expenses, and Adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash
stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.
Adjusted Net Income (Loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because Adjusted Net Income (Loss) attributable to shareholders of Cellectis excludes
Non-cash
stock based compensation expense—a
non-cash
expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.
The net income (loss) includes the impact of the operations between segments while the intra-segment operations are eliminated.

Impairment tests
Accounting policy
Amortizable intangible assets, depreciable tangible assets and right-of-use
are tested for impairment when there is an indicator of impairment. Impairment tests involve comparing the carrying amount of cash-generating units with their recoverable amount. The recoverable amount of an asset is the higher of (i) its fair value less costs to sell and (ii) its value in use. If the recoverable amount of any asset is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.
Our cash-generating units (“CGUs”) correspond to the operating/reportable segments: Therapeutics and Plants.

Intangible assets
Accounting policy
Capitalization of development expenses
In accordance with IAS 38
Intangible Assets
, development expenses are recorded as intangible assets only if all the following criteria are met:

•	technical feasibility necessary for the completion of the development project;

•	intention on our part to complete the project and to utilize it;

•	capacity to utilize the intangible asset;

•	proof of the probability of future economic benefits associated with the asset;

•	availability of the technical, financial, and other resources for completing the project; and

•	reliable evaluation of the development expenses.
Other intangible assets
The other intangible assets we acquired with definite useful lives are recognized at cost less accumulated amortization and impairment. Amortization expense is recorded on a straight-line basis over the estimated useful lives of the intangible assets, in the line Research and Development expenses or Selling, general and administrative expenses of the Statement of Consolidated Operations, depending on the use of the related asset.
The estimated useful lives are as follows:

•	Software: from 1 year to 3 years;

•	Patents: amortized from acquisition until legal protection expires, maximum of 20 years.

Property, plant and equipment
Accounting policy
Property, plant and equipment are recognized at acquisition cost less accumulated depreciation and any impairment losses. Acquisition costs include expenditures that are directly attributable to the acquisition of the asset and costs to ready it for use.
Depreciation is expensed on a straight-line basis over the estimated useful lives of the assets. If components of property, plant and equipment have different useful lives, they are accounted for separately.
The estimated useful lives are as follows:

•	Buildings and other outside improvements 10-20 years
•	Leasehold improvements 5-10 years
•	Office furniture 10 years
•	Laboratory equipment 3-10 years
•	Office equipment 5 years
•	IT equipment 3 years
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.
Any gain or loss on disposal of an item of property, plants and equipment is determined by comparing the proceeds from disposal with the carrying amount of the item. The net amount is recognized in the statement of consolidated operations under the line item “Other operating income and expenses.”
Before IFRS 16 adoption as of January 1, 2019, payments made under operating leases were expensed on a straight-line basis over the term of the lease. Lease incentives received were recognized as an integral part of the total lease expense, over the term of the lease.
If, according to the terms of a lease, it appeared that substantially all the risks and rewards incidental to ownership were transferred from the lessor to the lessee, the associated leased assets were initially recognized as an asset at the lower of their fair value and the present value of the minimum lease payments and subsequently depreciated or impaired, as necessary. The associated financial obligations were reported in the line item
“non-current
financial debt” and “current financial debt.”

Financial assets and liabilities
8
.1 Accounting principles
The new standard IFRS 9 “Financial instruments” is of mandatory application since January 1, 2018. Cellectis elected not to restate the 2016 and 2017 comparative periods, as authorized by the standard. Such adoption did not lead to any adjustment recorded in the Group opening equity at January 1, 2018.
IFRS 9 comprises three phases: classification and measurement of financial assets and liabilities, impairment of financial assets and hedge accounting. Cellectis was not affected by the new classification required by the standard to determine the way financial assets are recognized and measured.
Financial assets
Under IFRS 9, Cellectis holds either:

•	financial assets measured at amortized cost or;

•	financial assets measured at fair value through profit or loss.
Non-current
financial assets are recorded at the amortized cost and correspond to security deposits mainly relating to our facilities rents.
Current financial assets correspond to investments and are recorded at fair value through profit and loss, which is the nominal value of the investment adjusted with the daily mark-to-market
value and also restricted cash.
Trade and other receivables are recorded at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. A provision for expected credit losses for trade and other receivables is recognized if their recoverable amount is less than their carrying amount. The introduction of a new expected loss model for impairment of financial assets under IFRS 9 had no significant impact on the initial recognition of Cellectis trade and other receivables.
Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date.
Government grants to Cellectis related to research and development expenses for research programs are recognized as subsidies receivables in the period in which the expenses subject to the subsidy have been incurred, provided there is a reasonable assurance that we will comply with conditions attached to the subsidy and that the subsidy will be received.
Financial liabilities
The application of IFRS 9 has no impact on the Cellectis’ accounting policy regarding financial liabilities.

Financial liabilities include trade and other payables, finance leases and conditional advances.
We initially recognize financial liabilities on the transaction date, which is the date that we become a party to the contractual provisions of the instrument.
We derecognize financial liabilities when our contractual obligations are discharged, canceled or expire.
Financial liabilities are valued at amortized cost. The amount of interest recognized in financial expenses is calculated by applying the financial liability’s effective interest rate to its carrying amount. Any difference between the expense calculated using the effective interest rate and the actual interest payment impacts the value at which the financial liability is recognized.
Liabilities for short term employee benefits are included in financial liabilities. They are recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if we have a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Inventories
Accounting policy
Inventories are measured at the lower of cost and net realizable value. Cost is determined using the first in first out cost method. They include all costs of seed production and grain Calyxt purchases as well as costs to store, transport and process the grain into finished products. Consideration Calyxt receives from growers when they purchase seed is recorded as a reduction of inventory. Calyxt evaluates inventory balances for obsolescence on a regular basis using projected selling prices for our products, market prices for the underlying agricultural markets, the age of products and other factors that take into consideration our limited operating history. Prior to the commercialization of
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high oleic soybean oil and soybean meal in the three months ended March 31, 2019, all Grain Costs were expensed as R&D.

Description of inventories
As of December 31, 2019, inventories amounted to $2.9 million, $2.6 million of which related to Calyxt’s grain and seed costs, and $0.3 million to raw materials and laboratory consumables (representing pharmaceutical and chemical products).
As of December 31, 2018, inventories consisted of $0.3 million of raw materials and laboratory consumables (representing pharmaceutical and chemical products).
No provision for impairment has been recorded as of December 31, 2019 and 2018.

Current financial assets
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1
.1 Current financial assets
Accounting policies
Current financial assets include current restricted cash and other current financial assets.
As of December 31, 2019, restricted cash consists of:

i.	deposit to secure commitment to supplier regarding the manufacturing facility construction for $ 20 million classified as short-term restricted cash,

ii.	deposits to secure a Calyxt furniture and equipment sale-leaseback for $ 1.5 million of which $ 0.4 million are classified as short-term restricted cash.
As of December 31, 2018, restricted cash consists of deposits to secure a Calyxt furniture and equipment sale-leaseback for $1.5 million of which $0.4 million are classified as short-term restricted cash.
Financial assets are measured at fair value through profit or loss in accordance with IAS 39 include the following:

•	Financial assets including embedded derivatives for which Cellectis elected to designate at fair value through profit or loss;

•	Financial assets managed on a fair value basis; and

•	Derivative instruments that are not documented in hedging relationships.
IFRS 13 (Fair Value Measurement) requires counterparty and own credit risk to be taken into account when measuring the fair value of financial instruments. This risk is estimated on the basis of observable, publicly-available statistical data.

Cash and cash equivalents
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.2 Cash and cash equivalents
Accounting policy
Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for the purpose of investment or for other purposes. They are readily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents include cash, bank accounts, money market funds and fixed bank deposits that meet the definition of a cash equivalent. Cash equivalents are fair valued at the end of each reporting period.

Share capital issued
Accounting policy
Share capital comprises ordinary shares and shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Earnings per share
Accounting policy
Basic earnings per share are calculated by dividing profit attributable to our ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, adjusted to take into account the impact of treasury shares.
Diluted earnings per share is calculated by adjusting profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all potentially dilutive ordinary shares (stock-options, free shares, share warrants, employee warrants).

Provisions
Accounting policy
A provision is recognized if, as a result of a past event, we have a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.
The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the reporting date.

Provisions for retirement and other benefits
Our defined benefit obligations, and their cost, are determined using the projected unit credit method.
The method consists in measuring the obligation based on a projected end-of-career
salary and vested rights at the measurement date, according to the provisions of the collective bargaining agreement, corporate agreements and applicable law.
Actuarial assumptions used to determine the benefit obligations are specific to each country and each benefit plan. The discount rate used is the yield at the reporting date on AA credit-rated bonds with maturity dates that approximate the expected payments for our obligations.
Actuarial gains or losses are recognized in the statement of comprehensive loss for the year in which they occur.

Commitments
Accounting policy
The commitment amounts are associated with contracts that are enforceable and legally binding and that specify all significant terms, including fixed or minimum services to be used, fixed, minimum or variable price provisions, and the approximate timing of the actions under the contracts. They do not include obligations under agreements that we can cancel without a significant penalty.